Barclays Bank PLC parent company information	6 Months Ended
Jun. 30, 2023
Condensed Financial Information Disclosure [Abstract]
Barclays Bank PLC parent company information	Barclays Bank PLC parent company information
Investments in subsidiaries
In May 2023, Barclays Bank PLC acquired the entire issued share capital of Barclays Asset Management Limited and Barclays Investment Solutions Limited along with certain other assets and liabilities, business guarantees and business contracts (together with the transfer of associated employees of Barclays Bank UK PLC) from Barclays Bank UK PLC. Consideration of £3 was paid by Barclays Bank PLC, which represented the fair value of the transferring businesses. Barclays Bank Group recognised the difference between the carrying value of the net assets acquired and the cash consideration paid directly in equity as a £124m merger reserve within Other reserves.

During the period, Barclays Bank PLC injected €150m (£130m) of additional capital into its subsidiary Barclays Bank Ireland PLC by way of a subscription for ordinary shares. This capital injection was subsequently fully impaired. The carrying value of the investment in Barclays Bank Ireland PLC at 30 June 2023 was £2.5bn.